Derivative financial instruments (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about hedges [abstract]
Disclosure of Fair Value Measurement of Derivative Assets and Liabilities
The fair values of the derivatives as of March 31, 2023 and 2024 are as follows:

	Yen in millions
	March 31,
	2023	2024
Derivative assets
Derivative financial instruments not designated as hedging instruments:
Interest rate and currency swap
Current assets
- Other financial assets	163,777	180,657
Non-current assets
- Other financial assets	404,593	355,245

Total	568,371	535,901

Foreign exchange forward and option contracts
Current assets
- Other financial assets	41,969	17,006
Non-current assets
- Other financial assets	—	14

Total	41,969	17,019

Total derivative assets	610,340	552,921

	Yen in millions
	March 31,
	2023	2024
Derivative financial liabilities
Derivative financial instruments not designated as hedging instruments:
Interest rate and currency swap
Current liabilities
- Other financial liabilities	(47,044)	(91,120)
Non-current liabilities
- Other financial liabilities	(383,184)	(286,396)

Total	(430,228)	(377,516)

Foreign exchange forward and option contracts
Current liabilities
- Other financial liabilities	(26,029)	(54,086)
Non-current liabilities
- Other financial liabilities	—	(588)

Total	(26,029)	(54,673)

Total derivative liabilities	(456,257)	(432,189)

Disclosure of Derivatives Notional Amount
The amount of underlying notional of derivatives as of March 31, 2023 and 2024 are as follows:

	Yen in millions
	March 31,
	2023	2024
Derivative financial instruments not designated as hedging instruments:
Interest rate and currency swap	25,999,796	31,825,306
Foreign exchange forward and option contracts	3,176,566	4,217,529

Total	29,176,362	36,042,835